Schedule of Investments PIMCO Income Opportunity Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 25.1%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$3,164	$2,748
Al Convoy (Luxembourg) SARL TBD% due 01/17/2027		200	188
Altice France S.A. 4.705% (LIBOR03M + 4.000%) due 08/14/2026 ~		198	187
Ancestry.com Operations, Inc. 4.750% (LIBOR03M + 3.750%) due 10/19/2023 «~		199	174
Arconic Rolled Products Corp. TBD% due 02/04/2027 «		17	16
CenturyLink, Inc. 3.239% (LIBOR03M + 2.250%) due 03/15/2027 ~		499	464
Clay Holdco BV
TBD% due 10/30/2026	EUR	100	85
4.500% (EUR003M + 4.500%) due 10/30/2025 «~		1,324	1,132
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$2,906	2,201
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)		7,375	6,877
Elanco Animal Health, Inc. TBD% due 02/04/2027		87	83
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~		21	19
Encina Private Credit LLC TBD% - 3.832% (LIBOR03M + 3.128%) due 11/30/2025 «~µ		10,400	10,400
Envision Healthcare Corp. 4.739% (LIBOR03M + 3.750%) due 10/10/2025 ~		11,321	6,068
EyeCare Partners LLC
TBD% due 02/18/2027 µ		9	7
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~		37	31
Financial & Risk U.S. Holdings, Inc. 4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~		661	639
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~		10	9
Forbes Energy Services LLC (6.909% Cash and 11.000% PIK) 17.909% (LIBOR03M + 5.000%) due 04/13/2021 ~(c)		462	369
Froneri International PLC
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~		98	94
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~		20	19
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~		2,155	2,044
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~		35	33
Innophos, Inc. 4.755% (LIBOR03M + 3.750%) due 02/04/2027 «~		17	14
Intelsat Jackson Holdings S.A.
5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		870	811
6.432% (LIBOR03M + 4.500%) due 01/02/2024 ~		34	32
IRB Holding Corp. 3.750% - 3.954% (LIBOR03M + 2.750%) due 02/05/2025 «~		553	431
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~		17	14
McDermott International, Inc. 10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~		1,821	1,680
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(d)		1,031	954
TBD% due 05/09/2025 ^(d)		2,505	756
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~		51	46
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~		68	59
Nascar Holdings, Inc. 3.674% (LIBOR03M + 2.750%) due 10/19/2026 ~		46	41
NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~		249	218
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~		6,797	2,753
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(c)		5,896	2,344
Ortho-Clinical Diagnostics S.A. 4.765% (LIBOR03M + 3.250%) due 06/30/2025 ~		6,867	5,878
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)		300	301

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		4,451	4,290
Project OMNI Senior 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(k)	EUR	9,568	10,552
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~		$24	21
Sequa Mezzanine Holdings LLC
6.742% (LIBOR03M + 5.000%) due 11/28/2021 «~		1,125	911
10.770% (LIBOR03M + 9.000%) due 04/28/2022 ~		4,580	3,378
Sierra Hamilton LLC 15.000% due 09/12/2023 «		11	11
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		85	76
Sprint Communications, Inc.
3.500% (LIBOR03M + 2.500%) due 02/02/2024 «~		135	134
4.000% (LIBOR03M + 3.000%) due 02/02/2024 ~		69	68
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~		182	167
Summer (BC) Holdco B SARL
6.906% (LIBOR03M + 5.000%) due 12/04/2026 «~		1,760	1,452
6.917% (LIBOR03M + 5.000%) due 12/04/2026 «~		440	363
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 «~		261	239
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		4,462	2,982
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~		301	271
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		7,713	6,595
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~		34	26
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~		2	2
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(c)		6	4
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		3,332	2,074
8.250% (PRIME + 5.000%) due 03/29/2021 «~		8,202	5,167
Zayo Group Holdings, Inc. 3.989% (LIBOR03M + 3.000%) due 03/09/2027 ~		200	188
Total Loan Participations and Assignments (Cost $111,239)			89,190
CORPORATE BONDS & NOTES 54.0%
BANKING & FINANCE 19.1%
Ally Financial, Inc. 8.000% due 11/01/2031 (m)		591	675
Ambac Assurance Corp. 5.100% due 06/07/2020		1	1
Ambac LSNI LLC 6.450% due 02/12/2023 •(m)		545	522
Ardonagh Midco PLC 8.375% due 07/15/2023 (m)	GBP	8,360	8,891
Banco BTG Pactual S.A. 4.500% due 01/10/2025 (m)		$200	176
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	500	147
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)	EUR	400	427
Barclays Bank PLC 7.625% due 11/21/2022 (j)(m)		$400	409
Barclays PLC
3.250% due 01/17/2033	GBP	100	109
7.125% due 06/15/2025 •(i)(j)		200	213
7.250% due 03/15/2023 •(i)(j)(m)		2,055	2,298
7.875% due 09/15/2022 •(i)(j)(m)		1,970	2,137
8.000% due 06/15/2024 •(i)(j)		$250	232
Brookfield Finance, Inc.
3.900% due 01/25/2028		8	8
4.700% due 09/20/2047		34	32
CBL & Associates LP
4.600% due 10/15/2024 (m)		968	207
5.250% due 12/01/2023		82	19
5.950% due 12/15/2026		409	79
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(i)(j)	EUR	200	212
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)(m)		$300	291
Credit Suisse Group AG 7.500% due 07/17/2023 •(i)(j)		200	184
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	18	19
Equitable Holdings, Inc. 5.000% due 04/20/2048		$6	6

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

ESH Hospitality, Inc. 4.625% due 10/01/2027		42	33
Ford Motor Credit Co. LLC 0.275% due 12/01/2024 •	EUR	100	78
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		$252	187
6.750% due 03/15/2022 (m)		320	298
HSBC Bank PLC 6.330% due 05/18/2023		5,500	5,270
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	200	222
6.000% due 09/29/2023 •(i)(j)(m)	EUR	1,000	1,034
Hunt Cos., Inc. 6.250% due 02/15/2026		$16	12
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		200	178
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		300	260
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		42	38
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		22	18
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(i)(j)	GBP	200	187
7.500% due 06/27/2024 •(i)(j)		$200	173
7.500% due 09/27/2025 •(i)(j)(m)		1,740	1,565
7.625% due 06/27/2023 •(i)(j)	GBP	700	739
7.875% due 06/27/2029 •(i)(j)		3,284	3,739
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$1,450	1,377
Navient Corp.
5.625% due 08/01/2033		55	41
6.150% due 03/10/2021 (m)		200	193
7.250% due 01/25/2022 (m)		100	98
Newmark Group, Inc. 6.125% due 11/15/2023 (m)		66	67
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		21	20
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		2,900	3,274
Royal Bank of Scotland Group PLC 8.000% due 08/10/2025 •(i)(j)(m)		1,900	1,785
Sabra Health Care LP 4.800% due 06/01/2024 (m)		112	114
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	2,203	2,226
7.375% due 06/24/2022 •(i)(j)(m)		3,240	3,327
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (m)		$4,000	4,146
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		200	167
7.375% due 10/04/2023 •(i)(j)(m)		400	346
Springleaf Finance Corp. 6.875% due 03/15/2025		59	60
Tesco Property Finance PLC 6.052% due 10/13/2039 (m)	GBP	1,544	2,418
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (g)		$807	262
TP ICAP PLC 5.250% due 01/26/2024 (m)	GBP	1,000	1,222
UniCredit SpA 7.830% due 12/04/2023 (m)		$2,100	2,245
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	995	1,366
7.395% due 03/28/2024		800	1,116
Uniti Group LP 7.875% due 02/15/2025 (m)		$3,815	3,577
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		7,720	7,323
			68,095
INDUSTRIALS 25.6%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	2,200	2,588
Aker BP ASA 3.750% due 01/15/2030 (m)		$150	113
Albertsons Cos., Inc.
3.500% due 02/15/2023		13	13
4.625% due 01/15/2027		5	5
4.875% due 02/15/2030		9	9
Altice Financing S.A.
2.250% due 01/15/2025	EUR	100	99
7.500% due 05/15/2026 (m)		$2,290	2,240
Altice France S.A.
2.125% due 02/15/2025	EUR	200	203

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

7.375% due 05/01/2026 (m)		$738	749
Arconic Corp. 6.125% due 02/15/2028		17	17
Associated Materials LLC 9.000% due 01/01/2024 (m)		6,073	4,919
Avon International Capital PLC 6.500% due 08/15/2022		22	20
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		27	25
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		800	716
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (g)(m)		150	85
Bombardier, Inc.
5.750% due 03/15/2022		710	542
6.000% due 10/15/2022 (m)		485	367
6.125% due 01/15/2023 (m)		1,941	1,381
7.500% due 12/01/2024		1,046	699
7.500% due 03/15/2025		1,311	918
7.875% due 04/15/2027 (m)		157	109
8.750% due 12/01/2021		38	32
Camelot Finance S.A. 4.500% due 11/01/2026		5	5
CCO Holdings LLC
4.500% due 08/15/2030 (m)		106	104
4.750% due 03/01/2030 (m)		124	124
Centene Corp. 4.750% due 01/15/2025 (m)		119	121
Charter Communications Operating LLC 4.800% due 03/01/2050 (m)		149	156
Citrix Systems, Inc. 3.300% due 03/01/2030 (m)		87	81
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		1,198	1,038
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		8,580	8,210
8.000% due 03/15/2026 (m)		639	611
8.625% due 01/15/2024 (m)		1,220	1,213
Connect Finco SARL 6.750% due 10/01/2026		40	33
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 (m)		127	128
8.048% due 05/01/2022 (m)		187	176
Corning, Inc. 5.450% due 11/15/2079		50	52
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(d)		200	0
9.250% due 06/30/2020 ^«(d)		1,800	0
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		2,136	2,779
Dealer Tire LLC 8.000% due 02/01/2028		18	15
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (m)		438	319
10.750% due 09/01/2024 (m)		1,600	990
DISH DBS Corp. 5.875% due 07/15/2022		4	4
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (m)		1,600	1,425
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		1,400	1,271
Energy Transfer Operating LP
2.900% due 05/15/2025		17	14
3.750% due 05/15/2030		52	41
5.000% due 05/15/2050		52	41
Envision Healthcare Corp. 8.750% due 10/15/2026		1,344	337
Exela Intermediate LLC 10.000% due 07/15/2023		74	20
Ferroglobe PLC 9.375% due 03/01/2022		200	59
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		924	773
6.875% due 03/01/2026 (m)		618	499
Flex Ltd. 4.875% due 06/15/2029		15	14
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		3,490	1,658
Front Range BidCo, Inc.
4.000% due 03/01/2027 (m)		218	210
6.125% due 03/01/2028		70	67
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,900	3,720
Full House Resorts, Inc.
8.575% due 01/31/2024		$194	186
9.738% due 02/02/2024		17	16

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

General Electric Co.
5.875% due 01/14/2038		10	12
6.150% due 08/07/2037 (m)		109	126
6.875% due 01/10/2039		28	35
Griffon Corp. 5.750% due 03/01/2028		17	16
HCA, Inc. 3.500% due 09/01/2030 (m)		90	82
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		778	740
8.375% due 05/01/2027 (m)		817	700
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	175	155
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		121	103
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$271	192
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		256	198
Innophos Holdings, Inc. 9.375% due 02/15/2028 (m)		87	85
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		125	47
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		100	62
8.000% due 02/15/2024 (m)		85	83
8.500% due 10/15/2024 (m)		4,413	2,806
9.750% due 07/15/2025 (m)		2,343	1,479
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(m)		3,549	1,801
8.125% due 06/01/2023 (m)		966	205
Kraft Heinz Foods Co.
3.950% due 07/15/2025		40	39
5.200% due 07/15/2045 (m)		100	97
Kronos International, Inc. 3.750% due 09/15/2025 (m)	EUR	4,394	4,106
Lamar Media Corp. 3.750% due 02/15/2028		$22	21
Laredo Petroleum, Inc.
9.500% due 01/15/2025		30	12
10.125% due 01/15/2028		43	17
LifePoint Health, Inc. 4.375% due 02/15/2027		18	17
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		400	87
Mattel, Inc. 5.875% due 12/15/2027		23	24
Melco Resorts Finance Ltd.
4.875% due 06/06/2025 (m)		200	186
5.375% due 12/04/2029 (m)		1,000	870
5.625% due 07/17/2027 (m)		200	176
MGM China Holdings Ltd. 5.875% due 05/15/2026 (m)		800	708
Micron Technology, Inc. 5.327% due 02/06/2029 (m)		102	112
MSCI, Inc. 3.625% due 09/01/2030		20	19
NCL Corp. Ltd. 3.625% due 12/15/2024		50	32
Netflix, Inc.
3.625% due 06/15/2030	EUR	119	129
3.875% due 11/15/2029 (m)		432	469
4.625% due 05/15/2029		200	226
4.875% due 06/15/2030 (m)		$100	102
5.375% due 11/15/2029		40	42
Noble Holding International Ltd. 7.875% due 02/01/2026		210	52
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (g)(i)		1,150	13
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (m)		722	688
7.250% due 02/01/2028 (m)		852	739
Pacific Drilling SA 8.375% due 10/01/2023		244	68
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	26,030	293
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (m)		$70	70
Petroleos Mexicanos
2.750% due 04/21/2027 (m)	EUR	1,600	1,167
5.350% due 02/12/2028 (m)		$452	316
5.950% due 01/28/2031 (m)		2,862	1,982
6.490% due 01/23/2027		50	37
6.500% due 03/13/2027 (m)		833	624
6.500% due 01/23/2029 (m)		962	703
6.750% due 09/21/2047		30	19

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

6.840% due 01/23/2030 (m)		1,345	980
6.950% due 01/28/2060 (m)		220	149
7.690% due 01/23/2050 (m)		80	56
PetSmart, Inc. 5.875% due 06/01/2025		59	59
Platin 1426 GmbH
6.875% due 06/15/2023 (m)	EUR	300	278
6.875% due 06/15/2023		250	232
Prime Security Services Borrower LLC 6.250% due 01/15/2028		$40	35
Radiate Holdco LLC 6.875% due 02/15/2023		3	3
Radiology Partners, Inc. 9.250% due 02/01/2028		34	30
Range Resources Corp. 9.250% due 02/01/2026		18	11
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	100	110
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	156
Sands China Ltd.
4.600% due 08/08/2023 (m)		$200	206
5.125% due 08/08/2025 (m)		200	190
5.400% due 08/08/2028 (m)		1,758	1,662
Sealed Air Corp. 4.000% due 12/01/2027		7	7
Sensata Technologies, Inc. 4.375% due 02/15/2030		16	15
Staples, Inc. 7.500% due 04/15/2026		9	8
Station Casinos LLC 4.500% due 02/15/2028		6	5
TEGNA, Inc. 4.625% due 03/15/2028 (m)		121	107
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		288	266
3.650% due 11/10/2021 (m)		100	97
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021 (m)		248	238
2.800% due 07/21/2023 (m)		1,500	1,378
3.250% due 04/15/2022 (m)	EUR	200	212
6.000% due 01/31/2025		100	108
Times Square Hotel Trust 8.528% due 08/01/2026		$3,434	3,747
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		1,541	1,592
5.750% due 09/30/2039 (m)		8,297	9,162
TransDigm, Inc. 5.500% due 11/15/2027		68	61
Transocean Guardian Ltd. 5.875% due 01/15/2024		30	24
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		80	66
Transocean, Inc.
7.250% due 11/01/2025 (m)		160	82
7.500% due 01/15/2026		34	16
8.000% due 02/01/2027		54	26
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		12	10
Triumph Group, Inc.
5.250% due 06/01/2022		22	18
6.250% due 09/15/2024		32	29
U.S. Renal Care, Inc. 10.625% due 07/15/2027		50	42
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		400	242
United Group BV
3.125% due 02/15/2026	EUR	100	93
3.625% due 02/15/2028		100	90
4.875% due 07/01/2024		100	100
United Rentals North America, Inc. 4.000% due 07/15/2030		$17	15
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		750	645
Valaris PLC
5.750% due 10/01/2044		88	7
7.750% due 02/01/2026		10	1
Vale Overseas Ltd.
6.250% due 08/10/2026 (m)		114	124
6.875% due 11/21/2036 (m)		335	375
6.875% due 11/10/2039 (m)		159	177
ViaSat, Inc.
5.625% due 09/15/2025		50	47
5.625% due 04/15/2027		10	10
Western Midstream Operating LP
2.698% (US0003M + 0.850%) due 01/13/2023 ~		35	18

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

3.100% due 02/01/2025		18	9
4.050% due 02/01/2030		18	8
5.250% due 02/01/2050		17	7
Wyndham Destinations, Inc.
3.900% due 03/01/2023		48	41
4.625% due 03/01/2030		17	13
5.400% due 04/01/2024		2	2
5.750% due 04/01/2027		510	430
Wynn Macau Ltd.
5.125% due 12/15/2029 (m)		1,200	1,017
5.500% due 10/01/2027 (m)		400	358
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,140	59
			90,909
UTILITIES 9.3%
CenturyLink, Inc. 4.000% due 02/15/2027		$52	50
Edison International 5.750% due 06/15/2027		44	46
Frontier Communications Corp. 8.000% due 04/01/2027 (m)		78	77
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022 (m)		200	200
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (m)		181	184
5.999% due 01/23/2021		200	204
6.510% due 03/07/2022 (m)		3,400	3,529
8.625% due 04/28/2034 (m)		1,081	1,493
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		525	446
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)(m)		2,237	735
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		27	21
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)(m)		441	436
2.950% due 03/01/2026 ^(d)(m)		793	755
3.250% due 09/15/2021 ^(d)		67	66
3.250% due 06/15/2023 ^(d)(m)		621	602
3.300% due 03/15/2027 ^(d)(m)		1,326	1,276
3.400% due 08/15/2024 ^(d)		279	273
3.500% due 10/01/2020 ^(d)(m)		695	684
3.500% due 06/15/2025 ^(d)		327	318
3.750% due 08/15/2042 ^(d)		16	14
3.850% due 11/15/2023 ^(d)		17	17
4.000% due 12/01/2046 ^(d)		8	7
4.250% due 05/15/2021 ^(d)(m)		1,323	1,308
4.300% due 03/15/2045 ^(d)		18	17
4.500% due 12/15/2041 ^(d)(m)		17	17
4.600% due 06/15/2043 ^(d)		26	26
4.650% due 08/01/2028 ^(d)(m)		631	662
4.750% due 02/15/2044 ^(d)(m)		513	507
5.125% due 11/15/2043 ^(d)(m)		826	835
5.400% due 01/15/2040 ^(d)		10	10
5.800% due 03/01/2037 ^(d)(m)		2,194	2,244
6.050% due 03/01/2034 ^(d)(m)		1,096	1,113
6.250% due 03/01/2039 ^(d)(m)		448	459
6.350% due 02/15/2038 ^(d)		206	211
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		1,480	1,356
6.250% due 12/14/2026 (m)	GBP	2,484	2,902
6.625% due 01/16/2034		200	232
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	200	199
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		$1,238	1,220
9.750% due 01/06/2027 (m)		534	510
Southern California Edison Co.
3.650% due 03/01/2028		4	4
3.650% due 02/01/2050		17	17
4.650% due 10/01/2043 (m)		200	221
4.875% due 03/01/2049		11	13
5.750% due 04/01/2035		8	10
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		48	57
Southern California Gas Co. 2.550% due 02/01/2030		33	32
Sprint Communications, Inc. 6.000% due 11/15/2022 (m)		562	588
Sprint Corp.
7.125% due 06/15/2024 (m)		959	1,060
7.250% due 09/15/2021 (m)		1,606	1,664
7.250% due 02/01/2028 (m)		226	228
7.875% due 09/15/2023 (m)		3,461	3,837

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

Talen Energy Supply LLC 6.625% due 01/15/2028	16	14
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)	80	65
		33,073
Total Corporate Bonds & Notes (Cost $216,143)		192,077
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	33	35
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	18	5
Total Convertible Bonds & Notes (Cost $74)		40
MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	36	41
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	70	80
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	27
7.350% due 07/01/2035	15	17
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	65	65
		230
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	120	120
WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	28,100	1,211
7.467% due 06/01/2047	2,515	2,440
		3,651
Total Municipal Bonds & Notes (Cost $4,715)		4,001
U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
4.497% due 07/25/2029 •(m)	527	488
6.697% due 07/25/2029 •	720	468
Freddie Mac
0.000% due 02/25/2046 (b)(g)(m)	4,160	3,776
0.100% due 05/25/2020 - 02/25/2046 (a)	54,456	30
0.700% due 11/25/2055 ~(a)	23,073	1,774
0.716% due 10/25/2020 ~(a)	22,508	17
6.097% due 10/25/2029 •	750	393
Uniform Mortgage-Backed Security 4.000% due 10/01/2040	11	12
Total U.S. Government Agencies (Cost $7,708)		6,958
NON-AGENCY MORTGAGE-BACKED SECURITIES 28.7%
American Home Mortgage Investment Trust 1.217% due 03/25/2037 •	3,540	1,911
Anthracite Ltd. 5.678% due 06/20/2041	2,266	258
Banc of America Alternative Loan Trust 14.857% due 09/25/2035 ^•	866	1,077
Banc of America Funding Trust
3.150% due 12/20/2034 ~	622	390
3.624% due 03/20/2036 ^~	528	454
3.975% due 10/20/2046 ^~	426	312
4.020% due 12/20/2036 ~	60	55
Banc of America Mortgage Trust 4.122% due 10/20/2046 ^~	76	46
Bancorp Commercial Mortgage Trust 4.455% due 08/15/2032 •(m)	3,800	3,588
Bayview Commercial Asset Trust 1.167% due 03/25/2037 •	105	94
BCAP LLC Trust 3.638% due 05/26/2037 ~	2,615	2,052

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.588% due 03/25/2035 ~		2	2
3.861% due 08/25/2047 ^~		212	160
4.054% due 06/25/2047 ^~		181	151
4.317% due 09/25/2034 ~		63	55
4.317% due 10/25/2036 ^~		305	281
4.606% due 09/25/2034 ~		19	17
Bear Stearns ALT-A Trust
1.267% due 06/25/2046 ^•(m)		2,103	2,453
1.647% due 01/25/2035 •		85	83
3.549% due 04/25/2035 ~		215	184
3.647% due 05/25/2036 ^~		543	455
3.716% due 08/25/2036 ^~		877	887
3.758% due 09/25/2034 ~		278	244
3.878% due 07/25/2035 ^~		289	234
3.884% due 08/25/2036 ^~		403	245
3.965% due 11/25/2036 ^~(m)		385	307
3.981% due 11/25/2035 ~		45	36
4.004% due 05/25/2035 ~		328	303
BRAD Resecuritization Trust
2.193% due 03/12/2021 «		1,677	25
6.550% due 03/12/2021 «		402	401
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ		810	597
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		52	51
CD Mortgage Trust 5.688% due 10/15/2048 (m)		3,486	2,019
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		663	397
6.000% due 03/25/2037 ^		709	512
Citigroup Commercial Mortgage Trust 5.557% due 12/10/2049 ~		1,615	992
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029		184	178
Citigroup Mortgage Loan Trust 3.791% due 03/25/2037 ^~		858	642
Citigroup Mortgage Loan Trust, Inc. 5.500% due 11/25/2035 ^		425	385
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(m)		6,007	5,817
Commercial Mortgage Loan Trust 5.983% due 12/10/2049 ~(m)		2,124	1,363
Commercial Mortgage Trust 5.895% due 07/10/2046 ~(m)		2,170	2,147
Countrywide Alternative Loan Trust
1.197% due 06/25/2037 ^•(m)		777	520
1.297% due 05/25/2036 ^•		1,485	431
1.297% due 08/25/2036 ^•		1,147	544
5.500% due 10/25/2035 ^		222	191
5.500% due 12/25/2035 ^		1,155	860
5.750% due 05/25/2036 ^		211	138
6.000% due 11/25/2035 ^		345	97
6.000% due 04/25/2036 ^		259	162
6.000% due 04/25/2037 ^		530	331
6.500% due 09/25/2032 ^		318	292
6.500% due 07/25/2035 ^		261	203
6.500% due 06/25/2036 ^		414	273
Countrywide Home Loan Mortgage Pass-Through Trust
2.817% due 03/25/2046 ^•		1,844	1,086
3.010% due 03/25/2037 ^~		838	661
3.562% due 11/25/2035 ^~		1,315	1,109
3.602% due 06/20/2035 ~		95	85
3.785% due 08/25/2034 ^~		20	18
3.900% due 08/20/2035 ^~		55	47
4.239% due 09/25/2047 ^~		569	463
5.500% due 08/25/2035 ^		60	49
Credit Suisse First Boston Mortgage Securities Corp. 7.500% due 05/25/2032 (m)		1,064	1,109
Credit Suisse Mortgage Capital Certificates 2.161% due 11/30/2037 ~(m)		9,500	7,527
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.547% due 07/25/2036 ^•		473	98
5.896% due 04/25/2036 þ(m)		359	237
6.500% due 05/25/2036 ^		352	181
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^		426	183
Debussy DTC PLC 5.930% due 07/12/2025 (m)	GBP	4,910	6,068
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.097% due 02/25/2047 •(m)		$482	296
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.250% due 07/25/2036 ^~		61	52
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		91	93

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust 0.930% due 04/19/2047 ^•		287	226
Eurosail PLC
2.106% due 09/13/2045 •	GBP	1,638	1,766
2.756% due 09/13/2045 •		1,186	1,241
4.356% due 09/13/2045 •		1,017	1,188
First Horizon Alternative Mortgage Securities Trust
3.610% due 08/25/2035 ^~		$27	5
3.620% due 05/25/2036 ^~		931	786
3.701% due 02/25/2036 ~		46	36
3.760% due 11/25/2036 ^~		813	621
6.250% due 11/25/2036 ^		79	47
First Horizon Mortgage Pass-Through Trust
3.990% due 01/25/2037 ^~		395	308
4.153% due 07/25/2037 ^~		29	21
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~(m)		653	558
GMAC Mortgage Corp. Loan Trust 4.061% due 07/19/2035 ~		32	28
GreenPoint Mortgage Funding Trust 1.127% due 01/25/2037 •		816	646
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		3,000	2,479
GS Mortgage Securities Trust 1.225% due 08/10/2043 ~(a)		4,974	49
GSR Mortgage Loan Trust
1.397% due 07/25/2037 ^•		309	82
3.932% due 01/25/2036 ^~		631	581
4.207% due 12/25/2034 ~		20	18
6.000% due 09/25/2034		235	245
HarborView Mortgage Loan Trust
0.940% due 02/19/2046 •(m)		1,311	1,104
0.960% due 11/19/2036 •(m)		2,103	1,695
1.310% due 06/19/2034 •		150	138
1.390% due 01/19/2035 •		179	150
4.063% due 08/19/2036 ^~		135	115
HomeBanc Mortgage Trust 1.197% due 03/25/2035 •		179	145
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	489	467
Impac CMB Trust 1.467% due 11/25/2035 ^•		$239	190
IndyMac Mortgage Loan Trust
1.407% due 04/25/2035 •		120	94
1.747% due 08/25/2034 •		147	117
1.807% due 09/25/2034 •		312	266
3.266% due 06/25/2037 ^~		238	195
3.610% due 05/25/2037 ^~		2,603	2,132
3.682% due 11/25/2036 ^~		792	689
3.830% due 12/25/2036 ^~		796	657
JPMorgan Alternative Loan Trust
3.935% due 05/25/2036 ^~		291	197
5.500% due 11/25/2036 ^~		8	4
JPMorgan Mortgage Trust
3.866% due 05/25/2036 ^~		408	370
4.119% due 10/25/2036 ^~		26	21
4.182% due 07/25/2035 ~		61	55
6.000% due 08/25/2037 ^		474	340
Landmark Mortgage Securities PLC
0.000% due 06/17/2038 •	EUR	125	135
0.733% due 06/17/2038 •	GBP	329	397
Lehman Mortgage Trust
5.829% due 04/25/2036 ^~		$250	208
6.000% due 05/25/2037 ^		910	883
MASTR Adjustable Rate Mortgages Trust
2.706% due 01/25/2047 ^•(m)		279	428
3.755% due 10/25/2034 ~		413	335
Morgan Stanley Capital, Inc. 6.340% due 07/15/2030 ~(m)		4,138	4,233
Morgan Stanley Mortgage Loan Trust
3.879% due 07/25/2035 ^~		1,026	853
3.934% due 01/25/2035 ^~		225	157
5.750% due 12/25/2035 ^		294	259
6.000% due 08/25/2037 ^		206	132
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		521	491
Motel Trust 7.631% due 08/15/2024 •		3,410	2,696
Prime Mortgage Trust
1.297% due 06/25/2036 ^•		2,870	1,584
7.000% due 07/25/2034		145	131
Regal Trust 2.535% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
1.157% due 06/25/2037 •(m)		1,395	1,077
5.500% due 04/25/2037		81	68

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

6.000% due 08/25/2035 ^		487	450
6.000% due 01/25/2037 ^(m)		384	335
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		406	215
6.000% due 07/25/2037 ^		6,657	3,528
Residential Funding Mortgage Securities, Inc. Trust
5.439% due 07/27/2037 ^~		163	124
6.000% due 06/25/2037 ^		281	256
Sequoia Mortgage Trust 3.936% due 01/20/2038 ^~		170	137
Structured Adjustable Rate Mortgage Loan Trust 3.868% due 01/25/2036 ^~		860	571
Structured Asset Mortgage Investments Trust
1.157% due 08/25/2036 ^•(m)		1,735	1,400
1.407% due 05/25/2045 •		110	95
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.832% due 01/25/2034 ~		204	194
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^		267	170
WaMu Mortgage Pass-Through Certificates Trust
2.484% due 07/25/2046 •(m)		1,693	1,340
3.233% due 11/25/2036 ^~		209	180
3.237% due 03/25/2037 ^~		384	310
3.533% due 03/25/2033 ~		54	49
3.721% due 06/25/2037 ^~		1,106	915
3.743% due 07/25/2037 ^~(m)		1,890	1,379
3.808% due 07/25/2037 ^~		877	726
Washington Mutual Mortgage Pass-Through Certificates Trust
2.816% due 10/25/2046 ^•(m)		387	298
3.725% due 06/25/2033 ~		67	61
Wells Fargo Mortgage-Backed Securities Trust
4.547% due 10/25/2036 ^~		11	10
4.814% due 09/25/2036 ^~		8	7
Total Non-Agency Mortgage-Backed Securities (Cost $105,359)			102,154
ASSET-BACKED SECURITIES 28.8%
Acacia CDO 5 Ltd.
2.114% due 11/08/2039 •		452	447
2.584% due 11/08/2039 •		9,100	4,670
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	15
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.672% due 05/25/2034 •		154	138
3.797% due 08/25/2032 •		650	617
Asset-Backed Funding Certificates Trust
1.097% due 10/25/2036 •(m)		4,429	4,074
1.507% due 10/25/2033 •		167	135
1.607% due 03/25/2035 •(m)		4,431	3,953
Bear Stearns Asset-Backed Securities Trust
1.578% due 09/25/2034 •		402	382
4.200% due 07/25/2036 ~		364	341
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	1,210
Conseco Finance Corp.
6.220% due 03/01/2030		31	32
6.530% due 02/01/2031 ~		855	814
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		609	627
7.960% due 05/01/2031		1,553	782
8.060% due 09/01/2029 ~		2,917	1,106
9.163% due 03/01/2033 ~		2,512	2,158
Countrywide Asset-Backed Certificates
1.087% due 06/25/2035 •(m)		6,819	5,411
1.287% due 12/25/2036 ^•		400	239
2.222% due 02/25/2035 •		1,098	1,091
Countrywide Asset-Backed Certificates Trust 4.693% due 10/25/2035 ~		1	1
Countrywide Asset-Backed Certificates Trust, Inc. 1.727% due 11/25/2034 •		237	205
Crecera Americas LLC 5.563% due 08/31/2020 •		6,000	6,001
Credit Suisse First Boston Mortgage Securities Corp. 1.997% due 02/25/2031 •		918	811
Credit-Based Asset Servicing & Securitization CBO Corp. 1.251% due 09/06/2041 •		7,846	483
Credit-Based Asset Servicing & Securitization LLC 2.267% due 12/25/2035 •(m)		1,377	1,151
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	5,000	4,992
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		$250	255
Home Equity Loan Trust 1.287% due 04/25/2037 •(m)		8,700	5,659
Home Equity Mortgage Loan Asset-Backed Trust
1.187% due 04/25/2037 •(m)		12,972	8,941

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

1.267% due 04/25/2037 •		3,996	3,161
JPMorgan Mortgage Acquisition Trust
1.027% due 08/25/2036 •		7	3
1.137% due 03/25/2047 •		1,699	1,581
KGS-Alpha SBA COOF Trust 1.087% due 04/25/2038 «~(a)		599	14
Lehman ABS Mortgage Loan Trust 1.037% due 06/25/2037 •		5,005	3,514
Long Beach Mortgage Loan Trust
1.137% due 02/25/2036 •(m)		2,721	2,215
1.217% due 05/25/2046 •(m)		3,164	1,206
1.652% due 11/25/2035 •		3,931	2,585
3.422% due 03/25/2032 •		1	1
Marlette Funding Trust
0.000% due 09/17/2029 «(g)		3	1,155
0.000% due 03/15/2030 «(g)		1	455
Morgan Stanley ABS Capital, Inc. Trust 1.982% due 01/25/2035 •		520	271
Morgan Stanley Dean Witter Capital, Inc. Trust 2.372% due 02/25/2033 •		119	118
National Collegiate Commutation Trust 0.000% due 03/25/2038 •«		10,400	3,165
NovaStar Mortgage Funding Trust 1.117% due 11/25/2036 •		1,308	508
Oakwood Mortgage Investors, Inc. 0.935% due 06/15/2032 •		11	9
Option One Mortgage Loan Trust
1.087% due 01/25/2037 •		371	256
5.662% due 01/25/2037 ^þ		5	5
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ		663	672
Ownit Mortgage Loan Trust 3.121% due 10/25/2035 þ(m)		1,961	1,161
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.822% due 10/25/2034 •(m)		1,161	888
Putnam Structured Product Funding Ltd. 3.076% due 10/15/2038 •		1,200	866
Residential Asset Mortgage Products Trust 2.072% due 08/25/2033 •(m)		460	435
Saxon Asset Securities Trust 1.922% due 12/26/2034 •(m)		629	488
Securitized Asset-Backed Receivables LLC Trust
1.177% due 02/25/2037 ^•		285	144
1.622% due 01/25/2035 •		13	12
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		2	1,072
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)		1	695
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (g)		2,540	696
0.000% due 09/25/2040 (g)		1,094	512
Soloso CDO Ltd. 2.194% due 10/07/2037 •		1,300	1,001
South Coast Funding Ltd. 2.160% due 01/06/2041 •		37,292	8,824
Specialty Underwriting & Residential Finance Trust 1.097% due 06/25/2037 •(m)		4,794	2,775
Structured Asset Investment Loan Trust 1.387% due 01/25/2036 •(m)		5,144	4,480
Structured Asset Securities Corp. Mortgage Loan Trust 1.247% due 06/25/2035 •		175	167
Talon Funding Ltd. 1.804% due 06/05/2035 •		724	170
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		606	592
Total Asset-Backed Securities (Cost $107,019)			102,613
SOVEREIGN ISSUES 5.8%
Argentina Government International Bond
1.000% due 08/05/2021 (h)	ARS	35,359	243
2.250% due 04/28/2020 (h)		1,730	15
2.500% due 07/22/2021 (h)		11,161	76
3.375% due 01/15/2023	EUR	100	29
3.380% due 12/31/2038 þ(m)		3,180	952
5.250% due 01/15/2028		100	28
6.250% due 11/09/2047		100	28
7.820% due 12/31/2033 (m)		6,535	2,428
7.820% due 12/31/2033		249	91
15.500% due 10/17/2026	ARS	35,520	148
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		39,677	301
38.039% (ARLLMONP) due 06/21/2020 ~		95,420	692
42.781% (BADLARPP) due 10/04/2022 ~		36	0
Autonomous City of Buenos Aires Argentina
32.413% due 03/29/2024 ~		113,639	939
37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		57,930	539

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

Ghana Government International Bond
6.375% due 02/11/2027 (m)		$475	350
7.875% due 02/11/2035 (m)		570	404
8.750% due 03/11/2061 (m)		284	198
Peru Government International Bond
5.400% due 08/12/2034	PEN	9	3
5.940% due 02/12/2029		2,494	779
6.150% due 08/12/2032		1,364	428
6.350% due 08/12/2028		3,215	1,039
6.900% due 08/12/2037		40	13
6.950% due 08/12/2031		744	252
8.200% due 08/12/2026		2,074	755
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	250,195	1,467
South Africa Government International Bond
4.850% due 09/30/2029 (m)		$800	660
5.750% due 09/30/2049 (m)		800	584
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	95
4.250% due 03/13/2025 (m)		$1,100	943
4.625% due 03/31/2025 (m)	EUR	1,100	1,119
5.200% due 02/16/2026		400	409
5.250% due 03/13/2030 (m)		$900	732
5.600% due 11/14/2024 (m)		1,900	1,750
7.625% due 04/26/2029 (m)		1,500	1,435
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	955	847
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		$165	17
8.250% due 10/13/2024 ^(d)		19	2
9.250% due 09/15/2027 ^(d)		198	20
Total Sovereign Issues (Cost $38,913)			20,810
		SHARES
COMMON STOCKS 0.9%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		363,781	233
iHeartMedia, Inc. «(e)		272	1
iHeartMedia, Inc. 'A' (e)		20,232	148
			382
CONSUMER DISCRETIONARY 0.4%
Caesars Entertainment Corp. (e)		219,638	1,485
ENERGY 0.0%
Dommo Energia S.A. (e)(k)		70,779	8
Dommo Energia S.A. «(e)		351,593	33
Dommo Energia S.A. SP - ADR (e)		1,108	1
Forbes Energy Services Ltd. (e)(k)		29,625	3
			45
INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(e)(k)		200,912	2
Westmoreland Mining Holdings LLC «(e)(k)		90	1
			3
UTILITIES 0.4%
Eneva S.A. (e)(k)		15,803	106
TexGen Power LLC «		33,708	1,264
			1,370
Total Common Stocks (Cost $7,759)			3,285
WARRANTS 0.3%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039		131,768	963
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		279,000	46

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

Total Warrants (Cost $2,857)			1,009
PREFERRED SECURITIES 3.1%
BANKING & FINANCE 2.2%
AGFC Capital Trust 3.581% (US0003M + 1.750%) due 01/15/2067 ~(m)		2,300,000	929
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(i)(j)		200,000	216
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		6,694,700	6,723
			7,868
INDUSTRIALS 0.9%
General Electric Co. 5.000% due 01/21/2021 •(i)		174,000	144
Sequa Corp. (12.000% PIK) 12.000% «(c)		6,699	2,934
			3,078
Total Preferred Securities (Cost $16,075)			10,946
REAL ESTATE INVESTMENT TRUSTS 1.6%
REAL ESTATE 1.6%
VICI Properties, Inc.		340,104	5,660
Total Real Estate Investment Trusts (Cost $4,976)			5,660
SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (l) 2.8%			10,000
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.3%
31.246% due 07/31/2020 ~	ARS	14,698	155
32.393% due 08/28/2020 ~		29,251	270
34.248% due 05/28/2020 ~		5,826	57
35.641% due 06/22/2020 ~		10,020	115
36.751% due 04/03/2020 ~		4,040	45
56.669% due 04/28/2020 - 10/29/2020 (f)(g)		31,898	312
			954
U.S. TREASURY BILLS 1.5%
0.440% due 04/07/2020 - 09/24/2020 (f)(g)(p)		$5,288	5,287
Total Short-Term Instruments (Cost $16,806)			16,241
Total Investments in Securities (Cost $639,643)			554,984
Total Investments 156.0% (Cost $639,643)			$554,984
Financial Derivative Instruments (n)(o) (0.8)%(Cost or Premiums, net $(5,617))			(2,811)
Other Assets and Liabilities, net (55.2)%			(196,491)
Net Assets 100.0%			$355,682

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$18	$8	0.00%
Eneva S.A.	12/21/2017 - 12/03/2019	74	106	0.03
Forbes Energy Services Ltd.	03/11/2014 - 07/31/2014	1,470	3	0.00
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,274	0.92
Project OMNI Senior 3.000% due 09/03/2026	09/26/2019	10,438	10,552	2.97
Sierra Hamilton Holder LLC	07/31/2017	51	2	0.00
Westmoreland Mining Holdings LLC	03/26/2019	0	1	0.00
$14,951	$13,946	3.92%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
RDR	0.000%	03/31/2020	04/01/2020	$10,000	U.S. Treasury Notes 2.250% due 11/15/2024	$(10,237)	$10,000	$10,000
Total Repurchase Agreements	$(10,237)	$10,000	$10,000
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	(0.100)%	02/04/2020	04/06/2020	EUR	(4,434)	$(4,889)
0.900	02/28/2020	05/28/2020	GBP	(1,072)	(1,333)
0.940	01/24/2020	04/08/2020	(2,184)	(2,717)
0.950	01/16/2020	04/16/2020	(4,675)	(5,819)
1.790	03/16/2020	TBD(2)	$(3,576)	(3,576)
1.880	03/04/2020	04/08/2020	(417)	(418)
1.930	03/04/2020	04/08/2020	(305)	(306)
2.000	03/24/2020	04/22/2020	(419)	(419)
2.150	03/24/2020	04/28/2020	(1,541)	(1,542)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

	2.209	03/26/2020	04/27/2020		(8,278)	(8,281)
	2.784	01/10/2020	04/09/2020		(5,540)	(5,575)
BRC	(7.500)	03/25/2020	TBD(2)		(42)	(42)
	0.500	03/25/2020	TBD(2)		(107)	(107)
	1.750	03/16/2020	TBD(2)		(2,128)	(2,128)
	2.150	03/03/2020	04/02/2020		(1,497)	(1,500)
	2.204	03/03/2020	06/03/2020		(1,052)	(1,054)
	2.657	02/12/2020	05/12/2020		(2,649)	(2,659)
	4.750	03/19/2020	TBD(2)		(7,159)	(7,159)
CDC	1.370	03/27/2020	04/09/2020		(2,067)	(2,067)
CEW	1.550	03/05/2020	04/07/2020		(7,546)	(7,555)
	2.080	03/04/2020	04/08/2020		(8,389)	(8,403)
	2.350	03/30/2020	04/30/2020		(76)	(76)
CIW	1.800	03/04/2020	04/08/2020		(3,542)	(3,547)
CSG	1.400	03/10/2020	04/09/2020		(1,195)	(1,196)
	1.450	03/10/2020	04/09/2020		(433)	(433)
DBL	(0.250)	01/23/2020	04/23/2020	EUR	(1,824)	(2,011)
FOB	1.250	03/04/2020	04/08/2020		$(2,101)	(2,103)
JML	(1.400)	09/30/2019	TBD(2)	EUR	(4,400)	(4,811)
	(0.300)	01/15/2020	04/15/2020		(351)	(387)
	(0.300)	01/16/2020	04/16/2020		(172)	(190)
	(0.300)	01/17/2020	04/17/2020		(190)	(209)
	(0.250)	01/16/2020	04/16/2020		(262)	(289)
	0.950	01/14/2020	04/14/2020	GBP	(1,716)	(2,136)
	0.950	01/15/2020	04/14/2020		(1,923)	(2,394)
	0.950	01/15/2020	04/15/2020		(1,913)	(2,381)
	0.950	01/17/2020	04/17/2020		(192)	(239)
	1.250	01/10/2020	04/08/2020		(461)	(574)
	1.360	03/12/2020	04/09/2020		$(3,083)	(3,085)
	1.400	03/09/2020	04/09/2020		(528)	(529)
MBC	2.350	03/23/2020	04/23/2020		(7,060)	(7,064)
	2.450	03/23/2020	04/23/2020		(3,958)	(3,960)
	2.560	02/05/2020	04/06/2020		(5,077)	(5,097)
MEI	0.900	03/05/2020	TBD(2)		(625)	(625)
	2.100	02/07/2020	04/07/2020		(1,502)	(1,507)
MSB	2.895	08/19/2019	08/19/2020		(6,323)	(6,344)
NOM	1.900	03/19/2020	04/23/2020		(1,195)	(1,196)
	2.100	03/26/2020	04/30/2020		(1,243)	(1,243)
	2.750	03/26/2020	TBD(2)		(1,147)	(1,147)
RDR	1.113	03/10/2020	04/09/2020		(137)	(137)
RTA	2.159	02/07/2020	05/07/2020		(757)	(759)
	2.297	01/07/2020	04/06/2020		(1,515)	(1,523)
	2.641	02/04/2020	05/04/2020		(3,571)	(3,586)
SAL	2.622	01/08/2020	04/07/2020		(1,759)	(1,770)
	2.731	02/10/2020	05/15/2020		(3,051)	(3,063)
SOG	1.320	03/05/2020	TBD(2)		(2,518)	(2,521)
	1.350	03/10/2020	05/08/2020		(8,644)	(8,651)
	1.450	03/09/2020	05/08/2020		(1,676)	(1,678)
	1.500	03/05/2020	TBD(2)		(3,887)	(3,891)
	1.500	03/17/2020	TBD(2)		(2,027)	(2,028)
	2.450	03/24/2020	TBD(2)		(4,945)	(4,948)
	2.450	03/25/2020	TBD(2)		(2,994)	(2,995)
UBS	(0.220)	01/24/2020	04/15/2020	EUR	(1,002)	(1,105)
	(0.180)	02/04/2020	04/06/2020		(1,097)	(1,209)
	0.950	01/21/2020	04/21/2020	GBP	(2,700)	(3,360)
	0.950	01/23/2020	04/23/2020		(693)	(863)
	1.080	02/24/2020	05/26/2020		(4,399)	(5,470)
	1.300	03/11/2020	04/09/2020		$(2,859)	(2,861)
	1.300	03/16/2020	04/15/2020		(12,190)	(12,197)
	1.400	03/11/2020	04/09/2020		(368)	(368)
	1.400	03/16/2020	04/15/2020		(3,901)	(3,903)
	1.482	01/15/2020	04/15/2020	GBP	(2,874)	(3,581)
	1.950	03/03/2020	04/07/2020		$(2,016)	(2,019)
	1.950	03/20/2020	04/07/2020		(676)	(676)
	2.000	03/26/2020	TBD(2)		(6,836)	(6,838)
	2.020	02/19/2020	04/24/2020		(3,378)	(3,386)
	2.050	02/11/2020	04/16/2020		(1,079)	(1,082)
	2.050	03/03/2020	04/07/2020		(1,983)	(1,986)
	2.120	02/19/2020	04/24/2020		(226)	(227)
	2.150	02/11/2020	04/16/2020		(7,178)	(7,199)
	2.250	02/11/2020	04/16/2020		(2,291)	(2,298)
	2.300	02/11/2020	04/16/2020		(1,596)	(1,601)
	2.679	03/23/2020	04/23/2020		(4,830)	(4,833)
Total Reverse Repurchase Agreements						$(226,934)
(m)					Securities with an aggregate market value of $254,930 and cash of $22,933 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(197,845) at a weighted average interest rate of 2.265%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(n)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.893%		$800	$(1)	$(192)	$(193)	$0	$(4)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	14.503		300	(1)	(74)	(75)	0	(1)
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	1289.750		4,200	(139)	(2,930)	(3,069)	0	(88)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.398		1,000	22	41	63	7	0
							$(119)	$(3,155)	$(3,274)	$7	$(93)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	13,300	$618	$356	$974	$0	$(12)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(1,223)	(1,377)	81	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$8,700	(24)	743	719	9	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		35,800	(332)	3,662	3,330	11	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	3,079	1,483	0	(47)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	1,210	1,362	0	(29)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		52,200	(3,334)	10,420	7,086	0	(183)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		21,300	1,691	2,953	4,644	0	(103)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	(350)	(359)	35	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		2,300	(2)	(449)	(451)	65	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,800	(8)	(1,030)	(1,038)	86	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	375	504	10	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	10,100	185	(46)	139	12	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,800	(155)	(351)	(506)	63	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	6,550	68	(205)	(137)	0	(9)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		6,000	126	(461)	(335)	0	(21)
							$(2,645)	$18,683	$16,038	$372	$(404)
Total Swap Agreements							$(2,764)	$15,528	$12,764	$379	$(497)
Cash of $8,680 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		04/2020		GBP	31,035		$40,016		$1,468		$0
BPS		04/2020		CAD	405		299		11		0
		04/2020		GBP	611		800		41		0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

04/2020	TRY	3,033	479	22	0
04/2020	$4,446	EUR	3,992	8	(51)
04/2020	5,599	GBP	4,711	284	(31)
04/2020	588	TRY	3,633	0	(41)
06/2020	377	IDR	5,343,370	0	(52)
BRC	04/2020	23,188	GBP	18,965	369	0
05/2020	GBP	18,965	$23,203	0	(370)
CBK	04/2020	AUD	89	58	3	0
04/2020	BRL	17,876	3,439	0	(2)
04/2020	CAD	204	149	4	0
04/2020	EUR	31,345	34,379	17	(209)
04/2020	PEN	1,986	594	16	0
04/2020	TRY	763	117	2	0
04/2020	$4,073	BRL	17,876	0	(632)
04/2020	1,791	GBP	1,457	19	0
06/2020	69	MXN	1,319	0	(14)
06/2020	252	RUB	20,086	1	0
DUB	04/2020	BRL	17,876	$3,485	44	0
04/2020	$3,439	BRL	17,876	2	0
05/2020	3,480	17,876	0	(47)
FBF	06/2020	1,813	IDR	25,123,311	0	(284)
GLM	04/2020	RUB	10,919	$139	0	0
04/2020	TRY	606	96	5	0
04/2020	$2,953	GBP	2,351	0	(33)
04/2020	3,992	RUB	255,394	0	(747)
05/2020	138	10,919	0	0
06/2020	394	CLP	315,134	0	(25)
06/2020	1,296	MXN	24,871	0	(261)
HUS	04/2020	GBP	1,051	$1,238	0	(67)
JPM	04/2020	$366	TRY	2,267	0	(24)
06/2020	1,491	MXN	28,496	0	(303)
MYI	04/2020	TRY	1,228	$194	9	0
04/2020	$89	TRY	552	0	(6)
RYL	05/2020	3,708	MXN	72,746	0	(656)
SCX	04/2020	6,192	GBP	5,213	283	0
05/2020	EUR	27,353	$30,051	0	(155)
05/2020	$131	RUB	10,314	0	0
06/2020	2,178	INR	157,375	0	(115)
SOG	04/2020	65	RUB	5,025	0	(1)
05/2020	222	17,347	0	(3)
06/2020	568	44,244	0	(11)
SSB	05/2020	494	GBP	398	1	0
UAG	04/2020	RUB	11,460	$144	0	(1)
04/2020	$323	RUB	25,625	2	0
06/2020	463	37,609	10	0
Total Forward Foreign Currency Contracts	$2,621	$(4,141)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.767%	$300	$(25)	$15	$0	$(10)
CBK	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.767	300	(26)	16	0	(10)
GST	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.825	1,200	9	(53)	0	(44)
Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	2.569	100	(6)	3	0	(3)
HUS	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.767	69	(9)	7	0	(2)
$(57)	$(12)	$0	$(69)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$11,215	$(2,232)	$1,506	$0	$(726)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	2,911	(564)	186	0	(378)
$(2,796)	$1,692	$0	$(1,104)
Total Swap Agreements	$(2,853)	$1,680	$0	$(1,173)
(p)

Securities with an aggregate market value of $4,324 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$54,307	$34,883	$89,190
Corporate Bonds & Notes
Banking & Finance	0	64,821	3,274	68,095
Industrials	0	90,616	293	90,909
Utilities	0	33,073	0	33,073
Convertible Bonds & Notes
Industrials	0	35	0	35
Utilities	0	5	0	5
Municipal Bonds & Notes
Illinois	0	230	0	230
Iowa	0	120	0	120
West Virginia	0	3,651	0	3,651
U.S. Government Agencies	0	6,958	0	6,958
Non-Agency Mortgage-Backed Securities	0	101,728	426	102,154
Asset-Backed Securities	0	96,057	6,556	102,613
Sovereign Issues	0	20,810	0	20,810
Common Stocks
Communication Services	381	0	1	382
Consumer Discretionary	1,485	0	0	1,485
Energy	8	4	33	45
Industrials	0	0	3	3
Utilities	106	0	1,264	1,370
Warrants
Communication Services	0	963	0	963
Industrials	0	0	46	46
Preferred Securities
Banking & Finance	0	7,868	0	7,868
Industrials	0	144	2,934	3,078
Real Estate Investment Trusts
Real Estate	5,660	0	0	5,660
Short-Term Instruments
Repurchase Agreements	0	10,000	0	10,000
Argentina Treasury Bills	0	799	155	954
U.S. Treasury Bills	0	5,287	0	5,287
Total Investments	$7,640	$497,476	$49,868	$554,984
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	379	0	379
Over the counter	0	2,621	0	2,621
	$0	$3,000	$0	$3,000
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(497)	0	(497)
Over the counter	0	(5,314)	0	(5,314)
	$0	$(5,811)	$0	$(5,811)
Total Financial Derivative Instruments	$0	$(2,811)	$0	$(2,811)
Totals	$7,640	$494,665	$49,868	$552,173

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$4,501	$42,303	$(3,466)	$46	$162	$(7,643)	$1,326	$(2,346)	$34,883	$(4,897)
Corporate Bonds & Notes
Banking & Finance	2,995	0	0	0	0	279	0	0	3,274	279
Industrials	0	421	0	5	0	(133)	0	0	293	(133)
Non-Agency Mortgage-Backed Securities	513	0	(52)	3	7	(45)	0	0	426	(45)
Asset-Backed Securities	2,332	450	0	(5)	0	(541)	4,320	0	6,556	(542)
Common Stocks
Energy	379	72	(137)	0	20	(292)	0	(9)	33	(39)
Industrials	58	0	0	0	0	(55)	0	0	3	(55)
Telecommunication Services	0	0	0	0	0	0	1	0	1	0
Utilities	1,323	0	0	0	0	(59)	0	0	1,264	(59)
Warrants
Industrials	329	0	0	0	0	(283)	0	0	46	(283)
Preferred Securities
Industrials	6,546	621	0	0	0	(4,233)	0	0	2,934	(4,233)
Argentina Treasury Bills	0	174	0	0	0	(19)	0	0	155	(19)
Totals	$18,976	$44,041	$(3,655)	$49	$189	$(13,024)	$5,647	$(2,355)	$49,868	$(10,026)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 03/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$10,552	Indicative Market Quotation			Broker Quote			100.000	—
		10,400	Market Based Approach			Recovery Value			100.000	—
		10	Other Valuation Techniques(2)			—			—	—
		2,074	Reference Instrument			Spread			$0.750	—
		11,847	Third Party Vendor			Broker Quote			63.000 - 100.250	75.302
Corporate Bonds & Notes
Banking & Finance		3,274	Reference Instrument			Option Adjusted Spread			538.500 bps	—
Industrials		293	Other Valuation Techniques(2)			—			—	—
Non-Agency Mortgage-Backed Securities		426	Proxy Pricing			Base Price			1.500 - 99.500	93.707
Asset-Backed Securities		6,556	Proxy Pricing			Base Price			2.266 - 72,245.980	25,548.296
Common Stocks
Energy		33	Other Valuation Techniques(2)			—			—	—
Industrials		3	Other Valuation Techniques(2)			—			—	—
Telecommunication Services		1	Other Valuation Techniques(2)			—			—	—
Utilities		1,264	Indicative Market Quotation			Broker Quote			$37.500	—
Warrants
Industrials		46	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		2,934	Fundamental Valuation			Company Equity Value			$328,700,000.000	—
Argentina Treasury Bills		155	Other Valuation Techniques(2)			—			—	—
Total		$49,868
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

March 31, 2020 (Unaudited)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CIW	CIBC World Markets Corp.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
ARLLMONP	Argentina Blended Policy Rate	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind

Information Classification: Limited Access